                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                       Registration Nos. 333-91860 and 811-03859



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE:

                   POLARIS ADVISOR VARIABLE ANNUITY PROSPECTUS
                                   R-3006-PRO
                                DATED MAY 3, 2004

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The following replaces the INVESTMENT CHARGES section located on page 15 of the prospectus:


INVESTMENT CHARGES

        INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The Fee Table illustrates these charges and expenses. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

        12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 0.25% fee applicable to Class 2 shares of the American Funds Insurance Series and Class 3 of the Anchor Series Trust, Class VC shares of the Lord Abbett Series Fund, Class 3 shares of SunAmerica Series Trust and Class II shares of Van Kampen Life Investment Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the underlying portfolios.

Date:  December 30, 2004


                Please keep this Supplement with your Prospectus




                                                              M-2004-IN1 (02/04)


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